-----BEGIN PRIVACY-ENHANCED MESSAGE-----
Proc-Type: 2001,MIC-CLEAR
Originator-Name: webmaster@www.sec.gov
Originator-Key-Asymmetric:
 MFgwCgYEVQgBAQICAf8DSgAwRwJAW2sNKK9AVtBzYZmr6aGjlWyK3XmZv3dTINen
 TWSM7vrzLADbmYQaionwg5sDW3P6oaM5D3tdezXMm7z1T+B+twIDAQAB
MIC-Info: RSA-MD5,RSA,
 SH+pac+8Ngpnp6s84MfVaiUjI0OkXnOSg194xWqmAz8A2UXzml5fi6rRxSVhADsM
 rBSxJENuR0C53li6fo125Q==

<SEC-DOCUMENT>0001298596-09-000006.txt : 20090420
<SEC-HEADER>0001298596-09-000006.hdr.sgml : 20090420
<ACCEPTANCE-DATETIME>20090420122808
ACCESSION NUMBER:		0001298596-09-000006
CONFORMED SUBMISSION TYPE:	13F-HR
PUBLIC DOCUMENT COUNT:		1
CONFORMED PERIOD OF REPORT:	20090331
FILED AS OF DATE:		20090420
DATE AS OF CHANGE:		20090420
EFFECTIVENESS DATE:		20090420

FILER:

	COMPANY DATA:
		COMPANY CONFORMED NAME:			FMA ADVISORY INC
		CENTRAL INDEX KEY:			0001298596
		IRS NUMBER:				251618721
		STATE OF INCORPORATION:			PA
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		13F-HR
		SEC ACT:		1934 Act
		SEC FILE NUMBER:	028-10934
		FILM NUMBER:		09758533

	BUSINESS ADDRESS:
		STREET 1:		1631 NORTH FRONT STREET
		CITY:			HARRISBURG
		STATE:			PA
		ZIP:			17102
		BUSINESS PHONE:		717-232-8850

	MAIL ADDRESS:
		STREET 1:		1631 NORTH FRONT STREET
		CITY:			HARRISBURG
		STATE:			PA
		ZIP:			17102
</SEC-HEADER>

<SEQUENCE>1
<FILENAME>inftable.txt
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/09
Check here if Amendment [ X ]; Amendment Number: __1___

This Amendment (Check only one.):
   [ X ] is a restatement.  Corrected Holdings Information
   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
				Name:	FMA Advisory, Inc.
				Address:  1631 North Front Street
						Harrisburg, PA 17102
				13F File Number: 028-10934
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Robert E. Caplan
Title:      Partner
Phone:    717-232-8850
Signature,			Place,			and Date of Signing:




Robert E. Caplan		Harrisburg, PA		July 14, 2011
Report Type (Check only one.):
				[X ] 13F HOLDINGS REPORT.
				[  ] 13F NOTICE.
				[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: None
Form 13F Information Table Entry Total: 109
Form 13F Information Table Value Total: $82,231
					(Thousands)

List of Other Included Managers:  None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE

21st Century Holding Company   COM              90136q100       48 14304.3184SH      SOLE
3M Co                          COM              88579y101      553 11128.3737SH      SOLE
AT&T Corp                      COM              00206r102      370 14699.8430SH      SOLE
Abbott Laboratories            COM              002824100     1289 27020.8750SH      SOLE
Accenture Ltd - Cl A           COM              g1150g111      656 23845.6960SH      SOLE
Air Products and Chemicals Inc COM              009158106     1279 22742.6281SH      SOLE
Altria Group Inc               COM              02209s103      686 42831.6694SH      SOLE
American Capital Ltd           COM              02503y103       27 14315.7321SH      SOLE
American Locker Group Inc      COM              027284108        6 54105.0000SH      SOLE
Amerisource-Bergen Corp        COM              03073e105      818 25060.5544SH      SOLE
Amgen Inc                      COM              031162100     1132 22857.0000SH      SOLE
Apple Computer                 COM              037833100      235 2235.0000SH       SOLE
ArcelorMittal-NY Registered    COM              03938L104      326 16254.4960SH      SOLE
Automatic Data Processing Inc  COM              053015103      888 25266.1083SH      SOLE
BB&T Corp                      COM              054937107      308 18223.1052SH      SOLE
Bank of America Corp           COM              060505104      958 140485.5532SH     SOLE
Bridge Bancorp Inc             COM              108035106      228 11447.0000SH      SOLE
Caterpillar Inc                COM              149123101      608 21729.2964SH      SOLE
Chevron Corp                   COM              166764100     4279 63638.6858SH      SOLE
Chubb Corp                     COM              171232101      864 20419.2189SH      SOLE
Cisco Systems Inc              COM              17275r102     1072 63900.0000SH      SOLE
Citigroup Inc                  COM              172967101      148 58441.9533SH      SOLE
Colgate-Palmolive Co           COM              194162103      860 14577.9866SH      SOLE
ConocoPhillips                 COM              20825c104     1550 39584.1598SH      SOLE
Constellation Brands Inc       COM              21036p108      306 25740.0000SH      SOLE
Costco Wholesale Corp          COM              22160k105      662 14295.8850SH      SOLE
Covidien Limited               COM              g2552x108      279 8393.5470SH       SOLE
Danaher Corp                   COM              235851102      247 4560.4510SH       SOLE
Dominion Resources Inc         COM              25746u109     1282 41360.2494SH      SOLE
Duke Energy Corp New           COM              26441c105      437 30517.7474SH      SOLE
EMC Corporation                COM              268648102      116 10150.0000SH      SOLE
EnCana Corp                    COM              292505104      816 20087.1560SH      SOLE
Exxon Mobil Corp               COM              30231g102     2273 33381.5955SH      SOLE
Fifth Third Bancorp            COM              316773100       59 20159.4370SH      SOLE
Flextronics Int'l Ltd          COM              y2573f102      132 45700.0000SH      SOLE
France Telecom Sa - Spns ADR   COM              35177q105     1452 64069.5630SH      SOLE
Fulton Financial Corp          COM              360271100       72 10909.6700SH      SOLE
Genentech Inc                  COM              368710406      259 2725.0000SH       SOLE
General Electric Co            COM              369604103      719 71108.5531SH      SOLE
Granite Construction Inc       COM              387328107      304 8119.5010SH       SOLE
HCC Insurance Holdings Inc     COM              404132102      525 20846.9557SH      SOLE
Hersha Hospitality Trust       COM              427825104       35 18666.0000SH      SOLE
Honeywell International Inc    COM              438516106      757 27178.9765SH      SOLE
Illinois Tool Works Inc        COM              452308109      830 26907.8109SH      SOLE
Ingersoll-Rand Co Cl A         COM              g4776g101      783 56771.5233SH      SOLE
International Business Machine COM              459200101     1078 11130.8140SH      SOLE
Johnson & Johnson Inc          COM              478160104     1836 34907.4834SH      SOLE
Kimberly-Clark Corp            COM              494368103      399 8643.8957SH       SOLE
Kinder Morgan Energy Partners  COM              494550106     1714 36684.4017SH      SOLE
L-3 Communications Holdings In COM              502424104      323 4756.8263SH       SOLE
Lowe's Cos Inc                 COM              548661107      944 51752.6708SH      SOLE
M&T Bank Corp                  COM              55261f104      213 4709.0120SH       SOLE
Magellan Midstream Holdings LP COM              55907R108      345 19722.4680SH      SOLE
Manitowoc Company Inc          COM              563571108      225 68854.4248SH      SOLE
McGraw Hill Inc                COM              580645109      239 10461.1913SH      SOLE
Medra Corporation              COM              58505w107       30 10000.0000SH      SOLE
Medtronic Inc                  COM              585055106     1596 54171.6478SH      SOLE
Microsoft Corp                 COM              594918104      495 26947.6640SH      SOLE
Moog Inc                       COM              615394202      637 27859.0000SH      SOLE
Mylan Laboratories Inc         COM              628530107      982 73255.4660SH      SOLE
Nestle SA                      COM              641069406      983 29045.0000SH      SOLE
Ngas Resources Inc             COM              62912T103       12 10000.0000SH      SOLE
Nucor Corporation              COM              670346105      222 5810.7274SH       SOLE
Opko Health Inc                COM              68375n103       16 16652.0000SH      SOLE
Orrstown Financial Services In COM              687380105      405 17416.0000SH      SOLE
PNC Financial Services Group   COM              693475105      654 22345.1409SH      SOLE
PPL Corp                       COM              69351t106      761 26513.4752SH      SOLE
Parker Hannifin                COM              701094104      633 18613.9626SH      SOLE
Penn West Energy Trust         COM              707885109      106 11167.2210SH      SOLE
Pennsylvania Commerce Bancorp  COM              708677109     6954 377938.1895SH     SOLE
Pepsico Inc                    COM              713448108     3547 68906.4643SH      SOLE
Pfizer Inc                     COM              717081103      237 17376.8274SH      SOLE
Philip Morris International In COM              718172109     1478 41550.9592SH      SOLE
Powershares Water Resources Po COM              73935x575      577 48372.4899SH      SOLE
Praxair Inc                    COM              74005p104     1547 22991.1532SH      SOLE
Procter & Gamble Co            COM              742718109     1389 29493.7882SH      SOLE
Quest Diagnostics Inc          COM              74834l100      801 16877.2133SH      SOLE
Red Hat Inc                    COM              756577102      518 29043.0000SH      SOLE
Rite Aid Corp                  COM              767754104       18 50466.0450SH      SOLE
Royal Bank of Canada           COM              780087102      906 31325.8360SH      SOLE
Rydex S&P Equal Weight Technol COM              78355w817      432 14959.5910SH      SOLE
SPDR FTSE/Macquarie Global Inf COM              78463x855      600 18098.3150SH      SOLE
Santa Fe Gold Corporation      COM              80201e108       15 11000.0000SH      SOLE
Sealed Air Corp                COM              81211K100      151 10931.0510SH      SOLE
Sirius XM Radio Inc            COM              82967n108       24 68150.0000SH      SOLE
Stora Enso Oyj - Spons ADR     COM              86210m106       41 11587.0000SH      SOLE
Stryker Corp                   COM              863667101      807 23696.2385SH      SOLE
Sysco Corp                     COM              871829107      357 15643.1969SH      SOLE
T Rowe Price Group Inc         COM              74144t108     1399 48462.5426SH      SOLE
Teva Pharmaceutical Industries COM              881624209     1470 32638.7960SH      SOLE
The Travelers Companies Inc    COM              89417e109      290 7125.0081SH       SOLE
The Walt Disney Co             COM              254687106      643 35382.0420SH      SOLE
Thermo Fisher Scientific Inc   COM              883556102      758 21260.0000SH      SOLE
Total SA                       COM              89151e109      334 6813.7970SH       SOLE
Triumph Group Inc              COM              896818101      363 9515.2868SH       SOLE
UBS AG                         COM              H89231338      117 12457.6700SH      SOLE
UGI Corporation                COM              902681105     1434 60757.6302SH      SOLE
Unilever PLC - Sp ADR          COM              904767704      855 45160.5110SH      SOLE
United Technologies Corp       COM              913017109     1937 45066.5526SH      SOLE
Verizon Communications         COM              92343v104      973 32209.6406SH      SOLE
Walgreen Co                    COM              931422109      430 16556.7686SH      SOLE
Waste Management Inc           COM              94106l109      208 8120.9120SH       SOLE
WellPoint Inc                  COM              94973v107      541 14242.0000SH      SOLE
Wells Fargo & Co               COM              949746101      697 48965.8226SH      SOLE
Zimmer Holdings Inc            COM              98956p102      952 26094.0008SH      SOLE
iShares Barclays TIPS Bond Fun COM              464287176      223 2168.9720SH       SOLE
iShares DJ Select Dividend Ind COM              464287168      332 10604.6796SH      SOLE
iShares MSCI Canada Index Fund COM              464286509     1410 85639.6343SH      SOLE
Hersha Hospitality Trust Pfd                    427825203       80    10000 SH       SOLE

</SEC-DOCUMENT>
-----END PRIVACY-ENHANCED MESSAGE-----